Capital stock - Additional Information (Details)																	3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 17, 2025 CAD ($) shares	Jan. 16, 2025 CAD ($) shares	Jan. 14, 2025 $ / shares shares	Dec. 21, 2024 CAD ($) shares	Sep. 16, 2024 CAD ($) shares	Jan. 17, 2024 shares	Dec. 21, 2023 $ / shares shares	Dec. 13, 2023 $ / shares	Sep. 20, 2023 $ / shares shares	Aug. 02, 2023 $ / shares shares	Jun. 16, 2023 $ / shares shares	Apr. 19, 2023 $ / shares shares	Feb. 17, 2023 $ / shares shares	Jan. 19, 2023 $ / shares shares	Aug. 05, 2022 $ / shares shares	Nov. 23, 2020 $ / shares shares	May 31, 2025 CAD ($) $ / shares shares	May 31, 2025 CAD ($) $ / shares shares	Aug. 31, 2024 shares	Jan. 16, 2025 $ / shares	Jan. 14, 2025 $ / shares	Sep. 16, 2024 $ / shares	Sep. 16, 2024 $ / shares	Dec. 21, 2023 $ / shares	Dec. 13, 2023 $ / shares	Sep. 20, 2023 $ / shares	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares
Capital stock
Exercise price of warrants | (per share)			$ 15				$ 1,417.5	$ 1,417.5	$ 5,467.5	$ 5,467.5	$ 5,467.5	$ 5,683.5	$ 5,683.5	$ 5,683.5	$ 10,800	$ 16,875					$ 20.64	$ 112.5	$ 154.78	$ 1,950.2	$ 2,046.59	$ 7,344	$ 7,249.5	$ 7,222.5	$ 7,614	$ 7,654.5	$ 7,600.5	$ 14,858.64	$ 23,216.63
Number of warrants to purchase voting common shares issued			23,537	1,950	1,896		103		277	368	367	283	353	412	38	113		400
Number of Voting Common Shares issued to third parties in exchange for services																	31,318	59,769
Number of Voting Common Shares value issued to third parties in exchange for services | $																	$ 283,089	$ 1,290,965
Total cash consideration price, net of transaction costs | $				$ 4,821
Net transaction costs | $				$ 103,268
Warrants term			5 years 6 months		5 years		5 years		3 years	3 years	3 years	3 years	3 years	3 years	4 years	5 years
At the market public offering
Capital stock
Net transaction costs | $																		$ 965,662
Number of shares issued																		447,816
Net proceeds from this capital raise | $																	$ 15,738,087	$ 15,738,087
Private placement
Capital stock
Number of warrants to purchase voting common shares issued		235,320
Net transaction costs | $		$ 627,146			$ 1,051,801
Number of shares issued		425,640			37,778
Total cash consideration | $		$ 3,841,125			$ 3,567,439
Series A Convertible Preferred Shares
Capital stock
Shares issued upon conversion of convertible preferred stock																		988
Number of shares converted																		136,689
Pre-funded warrants | Private placement
Capital stock
Number of warrants to purchase voting common shares issued		45,000
Warrants | Private placement
Capital stock
Exercise price of warrants | $ / shares																				$ 15
Warrants term		5 years 6 months
Derivatives | Series A Convertible Preferred Shares
Capital stock
Exercise price of warrants | $ / shares								$ 1,417.5
Shares issued upon conversion of convertible preferred stock																		988	1,165
Number of shares converted				1,950														400	650
Convertible preferred shares				4,821
Number of shares issued							3,000
Common Shares at a value | $				$ 103,268														$ 103,268
Warrants term								5 years
Derivatives | Series B Convertible Preferred Shares
Capital stock
Exercise price of warrants | $ / shares								$ 1,417.5
Number of shares converted	3,000					3,000
Convertible preferred shares	7,408
Common Shares at a value | $	$ 195,806																	$ 195,806
Warrants term								5 years
Pre-funded warrants
Capital stock
Exercise price of warrants | $ / shares																	$ 0.001	$ 0.001
Number of warrants to purchase voting common shares issued																		1
Securities issuance - pre-funded warrants converted (in shares)																		45,000
Securities issuance - pre-funded warrants converted | $																		$ (810,619)
Issued capital [member]
Capital stock
Securities issuance - pre-funded warrants converted (in shares)																		45,000
Securities issuance - pre-funded warrants converted | $																		$ 810,619